Investment Portfolioas of July 31, 2025 (Unaudited)
DWS Emerging Markets Fixed Income Fund
	Principal Amount ($)	Value ($)

Bonds 98.3%
Angola 3.2%
Republic of Angola:
REG S, 8.0%, 11/26/2029	600,000	559,324
REG S, 8.25%, 5/9/2028	1,000,000	968,806
(Cost $1,237,323)		1,528,130
Argentina 1.3%
Republic of Argentina:
1.0%, 7/9/2029 (a)	20,542	16,680
4.125%–5.0%, 7/9/2046 (b)	954,545	611,147
(Cost $406,451)		627,827
Azerbaijan 0.4%
Republic of Azerbaijan International Bond, REG S, 3.5%, 9/1/2032 (Cost $175,147)	200,000	181,956
Benin 2.7%
Benin Government International Bond:
144A, 7.96%, 2/13/2038	500,000	484,205
REG S, 7.96%, 2/13/2038	850,000	823,148
(Cost $1,301,340)		1,307,353
Brazil 2.6%
Brazilian Government International Bond:
5.625%, 1/7/2041	200,000	177,330
6.0%, 10/20/2033	700,000	691,276
6.125%, 3/15/2034	400,000	395,540
(Cost $1,273,170)		1,264,146
Burundi 1.1%
The Eastern & Southern African Trade & Development Bank, REG S, 4.125%, 6/30/2028 (Cost $536,872)	600,000	544,119
Chile 3.6%
Chile Government International Bond, 3.5%, 1/25/2050	500,000	351,450
Corp. Nacional del Cobre de Chile:
REG S, 3.15%, 1/14/2030	600,000	558,497
REG S, 5.95%, 1/8/2034	800,000	817,384
(Cost $1,692,255)		1,727,331
China 0.6%
Country Garden Holdings Co., Ltd.:
REG S, 5.125%, 1/14/2027* (c)	500,000	41,770
REG S, 7.25%, 4/8/2026* (c)	1,000,000	82,230
Kaisa Group Holdings Ltd., REG S, 11.95%, 11/12/2023* (c)	800,000	34,000

Shimao Group Holdings Ltd.:
REG S, 4.75%, 7/3/2022* (c)	900,000	43,920
REG S, 5.6%, 7/15/2026* (c)	500,000	27,500
REG S, 6.125%, 2/21/2024* (c)	700,000	38,500
(Cost $4,388,749)		267,920
Colombia 4.0%
Colombia Government International Bond:
5.2%, 5/15/2049	200,000	138,154
7.5%, 2/2/2034	1,000,000	1,014,000
Ecopetrol SA, 4.625%, 11/2/2031	900,000	777,044
(Cost $1,858,688)		1,929,198
Costa Rica 0.9%
Costa Rica Government International Bond, REG S, 6.125%, 2/19/2031 (Cost $397,200)	400,000	410,000
Dominican Republic 3.1%
Dominican Republic International Bond:
REG S, 4.5%, 1/30/2030	800,000	762,320
REG S, 4.875%, 9/23/2032	800,000	739,440
(Cost $1,404,108)		1,501,760
Ecuador 1.3%
Ecuador Government International Bond:
144A, Zero Coupon, 7/31/2030	79,448	56,885
5.0%–6.9%, 7/31/2040 (b)	400,000	250,200
REG S, 6.9%, 7/31/2035	400,000	298,600
(Cost $414,199)		605,685
Egypt 4.3%
African Export-Import Bank, REG S, 3.798%, 5/17/2031	700,000	608,657
Egypt Government International Bond:
REG S, 5.875%, 2/16/2031	1,100,000	971,438
REG S, 7.625%, 5/29/2032	500,000	469,735
(Cost $1,710,418)		2,049,830
Ghana 2.6%
Ghana Government International Bond:
144A, Zero Coupon, 1/3/2030	155,365	129,398
5.0%–6.0%, 7/3/2029 (b)	301,800	286,803
5.0%–6.0%, 7/3/2035 (b)	1,009,200	810,290
(Cost $1,134,767)		1,226,491
Guatemala 1.0%
Guatemala Government Bond, REG S, 5.375%, 4/24/2032 (Cost $471,752)	500,000	490,775
Hungary 5.4%
Hungary Government International Bond:
REG S, 2.125%, 9/22/2031	300,000	251,230
REG S, 5.5%, 3/26/2036	1,300,000	1,257,652
MVM Energetika Zrt, REG S, 7.5%, 6/9/2028	1,000,000	1,052,826
(Cost $2,493,488)		2,561,708
Israel 1.3%
Israel Government International Bond, 5.5%, 3/12/2034 (Cost $580,660)	600,000	605,419

Ivory Coast 3.6%
Ivory Coast Government International Bond, REG S, 7.625%, 1/30/2033 (Cost $1,713,658)	1,700,000	1,698,993
Jordan 1.2%
Jordan Government International Bond, REG S, 5.85%, 7/7/2030 (Cost $554,510)	600,000	582,070
Kazakhstan 1.5%
Development Bank of Kazakhstan JSC, REG S, 2.95%, 5/6/2031 (Cost $799,560)	800,000	700,365
Kenya 1.0%
Republic of Kenya, REG S, 8.0%, 5/22/2032 (Cost $375,535)	500,000	475,878
Mexico 5.9%
Comision Federal de Electricidad, REG S, 3.875%, 7/26/2033 (a)	1,300,000	1,101,071
Mexico Government International Bond, 2.659%, 5/24/2031	300,000	258,396
Petroleos Mexicanos:
5.95%, 1/28/2031	1,200,000	1,113,836
6.5%, 6/2/2041	200,000	158,421
6.625%, 6/15/2035	200,000	178,277
(Cost $2,483,054)		2,810,001
Montenegro 0.4%
Montenegro Government International Bond, REG S, 7.25%, 3/12/2031 (Cost $206,410)	200,000	207,708
Morocco 0.7%
Morocco Government International Bond, REG S, 3.0%, 12/15/2032 (Cost $332,311)	400,000	340,337
Nigeria 5.3%
Africa Finance Corp., REG S, 3.75%, 10/30/2029	1,000,000	943,200
Republic of Nigeria:
REG S, 7.143%, 2/23/2030	200,000	194,821
144A, 7.143%, 2/23/2030	570,000	555,240
REG S, 7.375%, 9/28/2033	900,000	828,805
(Cost $2,305,768)		2,522,066
Oman 1.6%
Oman Government International Bond:
REG S, 6.25%, 1/25/2031	500,000	536,518
REG S, 6.5%, 3/8/2047	200,000	210,005
(Cost $726,751)		746,523
Pakistan 0.6%
Islamic Republic of Pakistan, 144A, 6.875%, 12/5/2027 (a) (Cost $300,000)	300,000	294,150
Panama 4.9%
Panama Government International Bond, 3.16%, 1/23/2030	1,500,000	1,350,975
Panama Government International Bonds, 7.5%, 3/1/2031	900,000	963,990
(Cost $2,264,723)		2,314,965
Peru 2.7%
Peruvian Government International Bond:
2.783%, 1/23/2031	1,000,000	899,180
3.3%, 3/11/2041	500,000	372,970
(Cost $1,257,110)		1,272,150

Poland 1.7%
Bank Gospodarstwa Krajowego, REG S, 5.375%, 5/22/2033 (Cost $820,520)	800,000	809,221
Romania 3.4%
Romanian Government International Bond:
REG S, 3.0%, 2/14/2031	800,000	700,198
REG S, 5.125%, 6/15/2048	500,000	393,564
REG S, 5.875%, 1/30/2029	500,000	507,716
(Cost $1,516,737)		1,601,478
Russia 0.0%
Vnesheconombank, 144A, 6.8%, 11/22/2025* (d) (Cost $1,404,734)	1,400,000	0
Rwanda 0.4%
Rwanda International Government Bond, REG S, 5.5%, 8/9/2031 (Cost $170,517)	200,000	174,005
Saudi Arabia 0.9%
Saudi Government International Bond, REG S, 4.5%, 10/26/2046 (Cost $416,670)	500,000	415,338
Senegal 0.3%
Republic of Senegal, REG S, 6.25%, 5/23/2033 (Cost $189,665)	200,000	147,936
South Africa 4.8%
Eskom Holdings SOC Ltd., REG S, 6.35%, 8/10/2028	900,000	914,618
Republic of South Africa Government International Bond, 6.25%, 3/8/2041	500,000	434,743
Transnet SOC Ltd., REG S, 8.25%, 2/6/2028	900,000	937,953
(Cost $2,249,886)		2,287,314
Sri Lanka 0.4%
Sri Lanka Government International Bond, REG S, 3.6%–9.25%, 6/15/2035 (b) (Cost $212,409)	300,000	212,722
Tajikistan 1.3%
Republic of Tajikistan, 144A, 7.125%, 9/14/2027 (Cost $645,833)	645,833	637,011
Togo 4.9%
Banque Ouest Africaine de Developpement:
REG S, 4.7%, 10/22/2031	1,400,000	1,274,811
144A, 5.0%, 7/27/2027 (a)	1,100,000	1,083,372
(Cost $2,567,895)		2,358,183
Turkey 4.8%
Republic of Turkey:
5.25%, 3/13/2030	300,000	286,646
9.125%, 7/13/2030	900,000	1,001,133
TC Ziraat Bankasi AS, REG S, 7.25%, 2/4/2030	500,000	501,549
Turkiye Government International Bond, 7.125%, 7/17/2032	500,000	504,696
(Cost $2,143,595)		2,294,024
Ukraine 1.0%
NAK Naftogaz Ukraine via Kondor Finance PLC, REG S, 7.625%, 11/8/2028	350,268	273,752
Ukraine Government International Bond, REG S, 1.75%–7.75%, 2/1/2034 (b)	400,000	202,127
(Cost $599,206)		475,879
Uruguay 0.9%
Uruguay Government International Bond, 4.125%, 11/20/2045 (Cost $425,395)	500,000	423,665

Uzbekistan 3.4%
Republic of Uzbekistan International Bond:
REG S, 3.7%, 11/25/2030	800,000	717,667
REG S, 3.9%, 10/19/2031	1,000,000	886,589
(Cost $1,565,651)		1,604,256
Venezuela 0.9%
Petroleos de Venezuela SA:
144A, 6.0%, 5/16/2024* (c)	1,750,000	241,500
144A, 9.0%, 11/17/2021* (c)	1,480,000	210,160
(Cost $1,222,980)		451,660
Zambia 0.4%
Republic of Zambia, 144A, 0.5%, 12/31/2053 (Cost $173,248)	231,963	169,468
Total Bonds (Cost $51,120,918)		46,857,014

	Shares	Value ($)

Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (e) (f) (Cost $335,851)	335,851	335,851

Cash Equivalents 2.5%
DWS Central Cash Management Government Fund, 4.37% (e) (Cost $1,202,544)	1,202,544	1,202,544

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $52,659,313)	101.5	48,395,409
Other Assets and Liabilities, Net	(1.5)	(703,950)
Net Assets	100.0	47,691,459
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2025 are as follows:
Value ($) at 10/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2025	Value ($) at 7/31/2025
Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (e) (f)
301,200	34,651 (g)	—	—	—	1,186	—	335,851	335,851
Cash Equivalents 2.5%
DWS Central Cash Management Government Fund, 4.37% (e)
1,959,505	22,584,863	23,341,824	—	—	44,330	—	1,202,544	1,202,544
2,260,705	22,619,514	23,341,824	—	—	45,516	—	1,538,395	1,538,395

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2025 amounted to $326,587, which is 0.7% of net assets.

(b)
Security is a “step-up” bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(c)	Defaulted security or security for which income has been deemed uncollectible.
(d)	Investment was valued using significant unobservable inputs.

(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2025.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

JSC: Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

SOC: State Owned Company
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Bonds (a)	$—	$46,857,014	$0	$46,857,014
Short-Term Investments (a)	1,538,395	—	—	1,538,395
Total	$1,538,395	$46,857,014	$0	$48,395,409

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DEMFIF-PH3